AUDITORS' REMUNERATION (Tables)	12 Months Ended
Jun. 30, 2019
Auditor's remuneration [abstract]
Schedule of Auditors Remuneration Information

	2019		2018		2017
Amounts received or due and receivable by Grant Thornton Pty Ltd.
An audit or review of the financial report of the Company and any other entity in the Group	A$	256,462	A$	182,440	A$	120,366
Other services in relation to the entity and any other entity in the Group – Taxation services		65,318		46,811		62,635

	A$	321,780	A$	229,251	A$	183,001